Group Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2003
Group Accounting Policies
Financial resources	$ 10,400,000,000
Cash balances	5,400,000,000
Liquid fixed income securities	900,000,000
Undrawn committed bank facilities	4,100,000,000
Interest-bearing loans and borrowings	1,822,000,000	$ 1,754,000,000	$ 2,247,000,000
Intangible assets	$ 20,833,000,000	$ 21,959,000,000	$ 26,188,000,000
Period of time return accruals are based on	12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)	100.00%
Maximum value of underlying asset for low-value leases	$ 5,000
Cumulative translation reserve				$ 0
Minimum | Buildings
Group Accounting Policies
Asset lives, property, plant and equipment	10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives, property, plant and equipment	3 years
Minimum | Motor vehicles
Group Accounting Policies
Asset lives, property, plant and equipment	3 years
Minimum | Other assets
Group Accounting Policies
Asset lives, property, plant and equipment	3 years
Maximum | Buildings
Group Accounting Policies
Asset lives, property, plant and equipment	50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives, property, plant and equipment	15 years
Maximum | Motor vehicles
Group Accounting Policies
Asset lives, property, plant and equipment	15 years
Maximum | Other assets
Group Accounting Policies
Asset lives, property, plant and equipment	15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets	$ 0
Years 3 and 4
Group Accounting Policies
Undrawn committed bank facilities	3,400,000,000
Years 2 and 3
Group Accounting Policies
Undrawn committed bank facilities	500,000,000
Years 1 and 2
Group Accounting Policies
Undrawn committed bank facilities	200,000,000
Due within one year
Group Accounting Policies
Undrawn committed bank facilities	$ 2,000,000,000